CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares
Accounts payables	¥ 159,005	$ 22,395	¥ 282,354
Payroll payable	282,679	39,815	266,340
Contract liabilities	1,052,622	148,259	1,067,285
Taxes payable	52,781	7,434	50,908
Accrued liabilities and other payables	591,770	83,349	564,922
Long-term lease liabilities	49,337	6,949	43,635
Other non-current liabilities	¥ 16,314	$ 2,298	¥ 8,832
Ordinary shares issued | shares	119,087,554	119,087,554	122,735,337	122,735,337
Ordinary shares outstanding | shares	119,087,554	119,087,554	122,735,337	122,735,337
NetEase Group
Amounts due to NetEase Group	¥ 82,430	$ 11,610	¥ 68,809
Class A ordinary shares [Member]
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares authorized | shares	200,000,000	200,000,000	200,000,000	200,000,000
Ordinary shares issued | shares	30,799,194	30,799,194	34,446,977	34,446,977
Ordinary shares outstanding | shares	30,799,194	30,799,194	34,446,977	34,446,977
Class B ordinary shares [Member]
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares authorized | shares	100,000,000	100,000,000	100,000,000	100,000,000
Ordinary shares issued | shares	88,288,360	88,288,360	88,288,360	88,288,360
Ordinary shares outstanding | shares	88,288,360	88,288,360	88,288,360	88,288,360
VIEs [Member]
Accounts payables | ¥	¥ 45,939		¥ 49,305
Payroll payable | ¥	17,232		10,803
Contract liabilities | ¥	978,065		1,017,029
Taxes payable | ¥	23,301		19,516
Accrued liabilities and other payables | ¥	202,214		122,758
Long-term lease liabilities | ¥	29,325		22,565
Other non-current liabilities | ¥	12,698		4,498
VIEs [Member] | NetEase Group
Amounts due to NetEase Group | ¥	¥ 13,315		¥ 7,538